Schedule of Share Based Payment Arrangement Option Exercise Price Range (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	10,384,750
Number exercisable	5,096,417
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.20
Number outstanding	2,318,750
Number exercisable	139,125
Expiry date	Mar. 25, 2029
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,845,000
Number exercisable	590,400
Expiry date	Feb. 21, 2028
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.45
Number outstanding	1,930,400
Number exercisable	1,513,592
Expiry date	Jun. 30, 2025
Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	789,600
Number exercisable	662,100
Expiry date	Feb. 01, 2026
Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,295,000
Number exercisable	1,285,200
Expiry date	Feb. 01, 2027
Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	140,000
Expiry date	Jul. 12, 2026
Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,006,000
Number exercisable	766,000
Expiry date	Apr. 06, 2026